Expense Example - Even Herd Long Short ETF [Member]	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 338
Expense Example, with Redemption, 3 Years	1,030
Expense Example, with Redemption, 5 Years	1,745
Expense Example, with Redemption, 10 Years	$ 3,640